UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G
OF THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period July 1, 2017 to September 30, 2017.

Date of Report (Date of earliest event reported):  November 7, 2017

Commission File Number of securitizer:  N/A

Central Index Key Number of securitizer:  0001697463

                                                                 Kevin Dwyer – 949.241.4971
(Name and telephone number, including area code,
of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1):  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i): ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii): ☐

☐   Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2).

Central Index Key Number of depositor:  ___________

______________________________________________________________________________
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity:  ___________

Central Index Key Number of underwriter (if applicable):  ___________

______________________________________________________________________________
(Name and telephone number, including area code,
of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED IN THE REPORT

PART I:  REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

On April 24, 2017, Federal Home Loan Mortgage Corporation, in its capacity as master servicer of the Opus Bank Multifamily Housing Mortgage Loan Trust 2016-Q003 (the "Trust"), sent a notice of determination of material breach and demand to cure, repurchase or substitute (the "Request") to Opus Bank regarding loan number 217 (the "Mortgage Loan").  On July 21, 2017, in response to the Request, Opus Bank repurchased the Mortgage Loan from the Trust.

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand			Assets That Were Repurchased or Replaced
(a)	(b)	(c)	(#) (d)	($) (e)	(% of principal balance) (f)	(#) (g)	($) (h)	(% of principal balance) (i)	(#) (j)	($) (k)	(% of principal balance) (l)
Asset Class: Commercial mortgages
Opus Bank Multifamily Housing Mortgage Loan Trust 2016-Q003		Opus Bank	321	$509,007,766	100%	1	$1,071,701.08	0.25%	1	$1,071,701.08	0.25%
Total			321	$509,007,766	100%	1	$1,071,701.08	0.25%	1	$1,071,701.08	0.25%

Name of Issuing Entity	Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected			Footnote
(a)	(#) (m)	($) (n)	(% of principal balance) (o)	(#) (p)	($) (q)	(% of principal balance) (r)	(#) (s)	($) (t)	(% of principal balance) (u)	(#) (v)	($) (w)	(% of principal balance) (x)
Asset Class: Commercial mortgages
Opus Bank Multifamily Housing Mortgage Loan Trust 2016-Q003													(1)
Total

(1)	The amounts listed in columns (d) through (f) are as of the time of securitization and the amounts listed in columns (g) through (x) are as of July 21, 2017.

Explanatory Note:

We have provided all the information required by Rule 15Ga-1 and this Form ABS-15G that can be acquired without unreasonable effort or expense by, among other things, (i) identifying asset-backed securities transactions within the scope of Rule 15Ga-1 for which we are a securitizer ("Covered Transactions"), (ii) reviewing our records for demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets ("Reportable Information"), (iii) identifying each trustee and servicer for the Covered Transactions (collectively, "Demand Entities"), and (iv) requesting from Demand Entities (or confirming that Demand Entities are required to deliver) all Reportable Information within their respective possession.

PART II:  FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

N/A

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: November 7, 2017	OPUS BANK (Securitizer) By: /s/ Jason Raefski Name: Jason Raefski Title: E.V.P. – Head of Finance